Leases	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Leases
Leases

8 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has four office premises operating lease agreements with lease terms ranging from two to three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

8	Leases (cont’d)

As of October 31, 2025, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term

Office premises	2 to 3 years

(a)	Amount recognized in the consolidated balance sheets:

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Right-of-use assets	131,845	50,625	38,905
Operating lease liabilities
Current	109,142	40,368	31,022
Non-current	22,703	10,257	7,883
	131,845	50,625	38,905

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	For Six months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Operating lease expense	70,281	82,720	63,571

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2025 and October 31, 2025 were as follows:

	Minimum lease payment
	S$ Audited	US$ Audited
Years ending April 30,
2026	112,144	86,183
2027	23,189	17,821
Total future minimum lease payments	135,333	104,004
Less imputed interest	(3,488)	(2,681)
Present value of operating lease liabilities	131,845	101,323
Less: current portion	(109,142)	(83,876)
Long-term portion	22,703	17,447

	Minimum lease payment
	S$ Unaudited	US$ Unaudited
Twelve months ending October 31,
2026	41,444	31,850
2027	10,366	7,966
Total future minimum lease payments	51,810	39,816
Less imputed interest	(1,185)	(911)
Present value of operating lease liabilities	50,625	38,905
Less: current portion	(40,368)	(31,022)
Long-term portion	10,257	7,883

The following summarizes other supplemental information about the Company’s lease as of April 30, 2025 and October 31, 2025:

As of,
	April 30, 2025	October 31, 2025
	Audited	Unaudited
Weighted average discount rate	4.75%	4.47%
Weighted average remaining lease term	13 months	12 months

8	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has four office premises operating lease agreements with lease terms ranging from two to three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

8	Leases (cont’d)

As of April 30, 2025, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term

Office premises	2 to 3 years

(a)	Amount recognized in the consolidated balance sheets:

	As of April 30,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	218,146	131,845	100,993
Operating lease liabilities
Current	132,786	109,142	83,603
Non-current	85,360	22,703	17,390
	218,146	131,845	100,993

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$

Operating lease expense	136,781	142,670	109,285

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2025 were as follows:

	Minimum lease payment
	S$	US$
Years ending April 30,
2026	112,144	85,902
2027	23,189	17,763
Total future minimum lease payments	135,333	103,665
Less imputed interest	(3,488)	(2,672)
Present value of operating lease liabilities	131,845	100,993
Less: current portion	(109,142)	(83,603)
Long-term portion	22,703	17,390

The following summarizes other supplemental information about the Company’s lease as of April 30:

	As of April 30,
	2024	2025
Weighted average discount rate	5.00%	4.75%
Weighted average remaining lease term	20 months	13 months